Legal and regulatory matters	12 Months Ended
Oct. 31, 2021
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Legal and regulatory matters

Note 24 Legal and regulatory matters
We are a large global institution that is subject to many different complex legal and regulatory requirements that continue to evolve. We are and have been subject to a variety of legal proceedings, including civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. Some of these matters may involve novel legal theories and interpretations and may be advanced under criminal as well as civil statutes, and some proceedings could result in the imposition of civil, regulatory enforcement or criminal penalties. We review the status of all proceedings on an ongoing basis and will exercise judgment in resolving them in such manner as we believe to be in our best interest. This is an area of significant judgment and uncertainty and the extent of our financial and other exposure to these proceedings after taking into account current accruals could be material to our results of operations in any particular period. The following is a description of our significant legal proceedings.
London interbank offered rate (LIBOR) litigation
Royal Bank of Canada and other U.S. dollar panel banks have been named as defendants in private lawsuits filed in the U.S. with respect to the setting of U.S. dollar LIBOR including a number of class action lawsuits which have been consolidated before the U.S. District Court for the Southern District of New York. The complaints in those private lawsuits assert claims against us and other panel banks under various U.S. laws, including U.S. antitrust laws, the U.S. Commodity Exchange Act, and state law.
In addition to the LIBOR actions, in January 2019, a number of financial institutions, including Royal Bank of Canada and RBC Capital Markets LLC, were named in a purported class action in New York alleging violations of the U.S. antitrust laws and common law principles of unjust enrichment in the setting of LIBOR after the Intercontinental Exchange took over administration of the benchmark interest rate from the British Bankers’ Association in 2014.
On March 26, 2020, Royal Bank of Canada and RBC Capital Markets LLC were dismissed from the purported class action in New York alleging violations of the U.S. antitrust laws and common law principles of unjust enrichment in the setting of LIBOR after the Intercontinental Exchange took over administration of the benchmark interest rate from the British Bankers’ Association in 2014. On April 24, 2020, the plaintiffs filed a notice of appeal. Based on the facts currently known, it is not possible at this time for us to predict the ultimate outcome of these proceedings or the timing of their resolution.
Royal Bank of Canada Trust Company (Bahamas) Limited proceedings
On April 13, 2015, a French investigating judge notified Royal Bank of Canada Trust Company (Bahamas) Limited (RBC Bahamas) of the issuance of an ordonnance de renvoi
referring RBC Bahamas and other unrelated persons to the French tribunal correctionnel
to face the charge of complicity in estate tax fraud relating to actions taken relating to a trust for which RBC Bahamas serves as trustee. RBC Bahamas believes that its actions did not violate French law and contested the charge in the French court. On January 12, 2017, the French court acquitted all parties including RBC Bahamas and on June 29, 2018, the French appellate court affirmed the acquittals. The acquittals were appealed and on January 6, 2021, the French Supreme Court issued a judgment reversing the decision of the French Court of Appeal and sent the case back to the French Court of Appeal for rehearing.
On October 28, 2016, Royal Bank of Canada was granted an exemption by the U.S. Department of Labor that allows Royal Bank of Canada and its current and future affiliates to continue to qualify for the Qualified Professional Asset Manager (QPAM) exemption under the Employee Retirement Income Security Act despite any potential conviction of RBC Bahamas in the French proceeding for a temporary one year period from the date of conviction. On November 3, 2020, the Solicitor of Labor of the U.S.

Department of Labor issued an opinion stating that a conviction under non-U.S. law is not a disqualifying event for purposes of the QPAM exemption. Based on that opinion, any conviction in a French court would not trigger disqualification of Royal Bank of Canada and its current and future affiliates under the QPAM exemption.
RBC Bahamas continues to review the trustee’s and the trust’s legal obligations, including liabilities and potential liabilities under applicable tax and other laws. Based on the facts currently known, it is not possible at this time to predict the ultimate outcome of these matters; however, we believe that the ultimate resolution will not have a material effect on our consolidated financial position, although it may be material to our results of operations in the period it occurs.
Interchange fees litigation
Since 2011, seven proposed class actions have been commenced in Canada:
Bancroft-Snell v. Visa Canada Corporation, et al., 9085-4886 Quebec Inc. v. Visa Canada Corporation, et al., Coburn and Watson’s Metropolitan Home v. Bank of America Corporation, et al. (Watson), Macaronies Hair Club and Laser Centre Inc. v. BofA Canada Bank, et al., 1023926 Alberta Ltd. v. Bank of America Corporation, et al., The Crown & Hand Pub Ltd. v. Bank of America Corporation, et al., and Hello Baby Equipment Inc. v. BofA Canada Bank, et al.
The defendants in each action are VISA Canada Corporation (Visa), MasterCard International Incorporated (MasterCard), Royal Bank of Canada and other financial institutions. The plaintiff class members are Canadian merchants who accept Visa and/or MasterCard branded credit cards for payment. The actions allege, among other things, that from March 2001 to the present, Visa and MasterCard conspired with their issuing banks and acquirers to set default interchange rates and merchant discount fees and that certain rules (Honour All Cards and No Surcharge) have the effect of increasing the merchant discount fees. The actions include claims of civil conspiracy, breach of the
Competition Act
(the Act) interference with economic relations and unjust enrichment. The claims seek unspecified general and punitive damages. In
Watson
, a decision to partially certify the action as a class proceeding was released on March 27, 2014, and was appealed. On August 19, 2015, the British Columbia Court of Appeal struck the plaintiff class representative’s cause of action under section 45 of the Act and reinstated the plaintiff class representative’s cause of action in civil conspiracy by unlawful means, among other rulings. In October 2016, the trial court in
Watson
denied a motion by the plaintiff to revive the stricken section 45
Competition Act
claim, and also denied the plaintiff’s motion to add new causes of action. The Supreme Court of Canada declined the B.C. class action plaintiffs’ request to appeal the decision striking the plaintiffs’ cause of action under section 45 of the
Competition Act.
In October 2020, the parties agreed to adjourn the
Watson
trial.
In 9085-4886 Quebec Inc. v. Visa Canada Corporation, et al., the Quebec-court dismissed the Competition Act claims by Quebec merchants for post-2010 damages and certified a class action as to the remaining claims. The merchants appealed and on July 25, 2019, the Quebec Court of Appeal allowed the appeal to also authorize the merchants to proceed under section 45 of the
Competition Act
for claims after March 12, 2010 and for claims under section 49 of the
Competition Act
.
A settlement agreement has been reached with class counsel, contingent on court approval. This settlement upon final court approval would resolve the claims of all Canadian merchants subject to limited rights to opt-out for Quebec merchants.
Foreign exchange matters
Various regulators are conducting inquiries regarding potential violations of antitrust law by a number of banks, including Royal Bank of Canada, regarding foreign exchange trading.
Beginning in 2015, putative class actions were brought against Royal Bank of Canada and/or RBC Capital Markets, LLC in the United States, Canada, the United Kingdom and Brazil. These actions were each brought against multiple foreign exchange dealers and allege, among other things, collusive behaviour in global foreign exchange trading. In August 2018, the U.S. District Court entered a final order approving RBC Capital Markets’ pending settlement with class plaintiffs. In November 2018, certain institutional plaintiffs who had previously opted-out of participating in the settlement filed their own lawsuit in U.S. District Court. In May 2020, the U.S. District Court dismissed Royal Bank of Canada from the November 2018 lawsuit brought by certain institutional plaintiffs who had previously opted-out of participating in the August 2018 settlement with class plaintiffs. The plaintiffs refiled their claim and in July 2021, the U.S. District Court granted a motion in favour of RBC Capital Markets to dismiss the action, however, denied the motion as to Royal Bank of Canada.
One other U.S. action that is purportedly brought on behalf of different classes of plaintiffs also remains pending. The Canadian class actions have been settled.
In its discretion Royal Bank of Canada may choose to resolve claims, litigations, or similar matters at any time. Based on the facts currently known, it is not possible at this time to predict the ultimate outcome of the Foreign Exchange Matters or the timing of their ultimate resolution.
Other matters
We are a defendant in a number of other actions alleging that certain of our practices and actions were improper. The lawsuits involve a variety of complex issues and the timing of their resolution is varied and uncertain. Management believes that we will ultimately be successful in resolving these lawsuits, to the extent that we are able to assess them, without material financial impact to the Bank. This is, however, an area of significant judgment and the potential liability resulting from these lawsuits could be material to our results of operations in any particular period.
Various other legal proceedings are pending that challenge certain of our other practices or actions. While this is an area of significant judgment and some matters are currently inestimable, we consider that the aggregate liability, to the extent that we are able to assess it, resulting from these other proceedings will not be material to our consolidated financial position or results of operations.